Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of computation of basic and diluted net loss per share attributable to common stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the years presented (in thousands, except share and per share data):

	2023	2022
Years ended December 31,	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(36,590)	$(23,673)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	759,814	751,568
Net loss per share attributable to common stockholders – basic and diluted	(48.16)	(31.50)

Adagio Medical Inc
Schedule of computation of basic and diluted net loss per share attributable to common stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except share and per share data):

	2024	2023
Six months ended June 30, (Unaudited)	(As Restated)	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(13,043)	$(17,208)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	779,908	758,942
Net loss per share attributable to common stockholders – basic and diluted	$(16.72)	$(22.67)

Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share

Six months ended June 30, (Unaudited)	2024	2023
Convertible preferred stock	4,732,044	4,939,946
Stock options	742,409	712,946
Common stock warrants	49,080	49,080
Total	5,523,533	5,701,972

	December 31, 2023	December 31, 2022
Convertible preferred stock	4,939,946	4,939,946
Stock options	747,001	619,527
Common stock warrants	49,080	—
Total	5,736,027	5,559,473